INVENTORIES (Details) - Schedule of composition of inventories - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of composition of inventories [Abstract]
Technical stock	$ 250,327	$ 284,409
Non-technical stock	37,010	39,165
Total	$ 287,337	$ 323,574